Long-Term Debt (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) business_day type_of_borrowing lender	May 06, 2020 USD ($)	May 05, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Short-term Debt [Line Items]
Maximum borrowing capacity		$ 1,200,000,000.0			$ 1,200,000,000.0
Number of lenders in syndicate | lender		13
Credit facility outstanding		$ 0			$ 61,500,000
Number of types of borrowing that may be elected under the facility | type_of_borrowing		4
Number of business days' notice to terminate facility | business_day		3
Letters of credit
Short-term Debt [Line Items]
Maximum borrowing capacity		$ 125,000,000.0
Revolving credit facility
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 1,200,000,000.0	1,200,000,000.0				$ 800,000,000.0
Letters of credit
Short-term Debt [Line Items]
Credit facility outstanding		$ 0
Line of Credit
Short-term Debt [Line Items]
Leverage ratio to EBITDA			3.50
Secured debt limit, percentage of total consolidated assets			5.00%	15.00%
Excess of without planned expenditures			$ 300,000,000.0
Line of Credit | Debt Covenant 1
Short-term Debt [Line Items]
Leverage ratio to EBITDA			4.75
Line of Credit | Debt Covenant 2
Short-term Debt [Line Items]
Leverage ratio to EBITDA			4.25
Line of Credit | Debt Covenant 3
Short-term Debt [Line Items]
Leverage ratio to EBITDA			3.75
Line of Credit | Debt Covenant 4
Short-term Debt [Line Items]
Leverage ratio to EBITDA			3.25
Term Loan Facility
Short-term Debt [Line Items]
Maturities (term)	5 years
Long-term debt	$ 500,000,000.0